Incentive and Restricted Stock Plan and Dividend Reinvestment Plan (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Nonstatutory Stock Options Activity

The following table summarizes activity for nonstatutory stock options for the years ended December 31:

	2013			2012			2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of year	675,500	$35.18		757,050	$34.33		930,700	$32.80
Granted	—	—		—	—		—	—
Exercised	—	—		—	—		—	—
Forfeited	(246,600)	31.39		(81,550)	27.29		(173,650)	26.11

Outstanding at End of Year	428,900	$37.36	1.4 years	675,500	$35.18	2.0 years	757,050	$34.33	2.8 years

Exercisable at End of Year	428,900	$37.36	1.4 years	675,500	$35.18	2.0 years	757,050	$34.33	2.8 years

Summary of Non-Vested Restricted Stock

The following table provides information about restricted stock for the years ended December 31:

	Restricted Stock	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	31,670	$24.56
Granted	80,047	21.39
Vested	23,915	23.69
Forfeited	1,652	23.64

Non-vested at December 31, 2011	86,150	$21.88
Granted	67,370	21.53
Vested	37,118	19.75
Forfeited	1,383	19.54

Non-vested at December 31, 2012	115,019	$22.39
Granted	22,189	19.18
Vested	45,864	19.68
Forfeited	11,929	21.30

Non-vested at December 31, 2013	79,415	$21.50